Submission	Aug. 04, 2026
Submission [Line Items]
Central Index Key	0001988855
Registrant Name	Manulife Private Credit Plus Fund
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES